THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR GLOBAL EQUITY FUND (THE “FUND”)

SUPPLEMENT DATED APRIL 20, 2020

TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MARCH 1, 2020

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

Munish Malhotra, now serves as a member of the global investment team managing the Fund. Accordingly, effective immediately, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1. The following is hereby added to the “Cambiar Global Equity Fund – Fund Management” section of the Summary Prospectus and the corresponding section of the Prospectus:

Munish Malhotra, CFA, Investment Principal, joined the Adviser in 2017 and has served on the portfolio team for the Fund since 2020.

2. The following is hereby added to the “Investment Management – Portfolio Managers” section of the Prospectus:

Munish Malhotra, CFA, Investment Principal, joined the Adviser in 2017 and has over 20 years of investment experience. Mr. Malhotra co-manages the Cambiar Global Equity Fund, with a focus on the technology, media/communications, and financials sectors. Prior to joining the Adviser, Mr. Malhotra served as a Portfolio Manager/Senior Analyst for the International Opportunities and Global Flexible Capital strategies at Marsico Capital Management. Prior to that, he served as a Research Associate at Dreihaus Capital Management. Mr. Malhotra received an MA in Economics from Denver University and a BA in Finance and International Studies from Loyola University Chicago. Mr. Malhotra holds the Chartered Financial Analyst designation.

3. The following is hereby added to the “Fund Shares Owned by the Portfolio Managers” table in the “Portfolio Managers” section of the SAI:

Name	Dollar Range of Fund Shares
Munish Malhotra	$100,001-$500,000 (Global Equity Fund)

*	Valuation date is April 17, 2020.

4. The following is hereby added to the “Other Accounts” table in the “Portfolio Managers” section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Munish Malhotra*	0	$0	0	$0	17	$87.74

*	Valuation date is December 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-030-0100